Segment information	6 Months Ended
Jun. 30, 2016
Segment information
5 Segment information
Overview
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. The Strategic Resolution Unit consolidates the remaining portfolios from the former non-strategic units plus additional businesses and positions that do not fit with the strategic direction. The segment information reflects the Group’s six reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis.
> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on segment information, revenue sharing and cost allocation and funding.
Net revenues and income before taxes
in	2Q16	1Q16	2Q15	6M16	6M15
Net revenues (CHF million)
Swiss Universal Bank	1,337	1,356	1,462	2,693	2,862
International Wealth Management	1,145	1,173	1,165	2,318	2,286
Asia Pacific	911	907	1,040	1,818	2,128
Global Markets	1,630	1,245	1,926	2,875	4,077
Investment Banking & Capital Markets	543	388	568	931	967
Strategic Resolution Unit	(363)	(541)	410	(904)	725
Corporate Center	(95)	110	384	15	557
Net revenues	5,108	4,638	6,955	9,746	13,602
Income/(loss) from continuing operations before taxes (CHF million)
Swiss Universal Bank	453	432	468	885	911
International Wealth Management	245	300	272	545	550
Asia Pacific	206	264	367	470	832
Global Markets	154	(198)	391	(44)	1,118
Investment Banking & Capital Markets	135	(62)	145	73	98
Strategic Resolution Unit	(759)	(1,253)	(250)	(2,012)	(554)
Corporate Center	(235)	33	263	(202)	212
Income/(loss) from continuing operations before taxes	199	(484)	1,656	(285)	3,167
Total assets
end of	2Q16	1Q16	4Q15
Total assets (CHF million)
Swiss Universal Bank	224,866	222,653	220,359
International Wealth Management	90,156	85,766	96,085
Asia Pacific	92,194	90,218	85,929
Global Markets	239,419	237,716	234,276
Investment Banking & Capital Markets	22,064	20,772	18,712
Strategic Resolution Unit	98,058	105,286	100,823
Corporate Center	54,407	51,487	64,621
Total assets	821,164	813,898	820,805